Defiance Next Gen Connectivity ETF
Schedule of Investments
September 30, 2022 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.7%
	Communication Services - 16.5%
407,365	Altice USA, Inc. - Class A (a)	$2,374,938
1,267,950	AT&T, Inc.	19,450,353
230,952	BCE, Inc. (b)	9,686,127
21,933	Charter Communications, Inc. - Class A (a)(b)	6,653,375
127,394	Chunghwa Telecom Company, Ltd. - ADR	4,526,309
371,021	IHS Holding, Ltd. (a)	2,070,297
303,440	KT Corporation - ADR (b)	3,708,037
381,191	Lumen Technologies, Inc. (b)	2,775,070
510,837	Orange SA - ADR	4,592,425
88,933	Rogers Communications, Inc. - Class B	3,427,478
180,692	SK Telecom Company, Ltd. - ADR	3,480,128
622,153	Starry Group Holdings, Inc. - Class A (a)(b)	927,008
1,491,132	Telefonica SA - ADR (b)	4,831,268
184,924	T-Mobile US, Inc. (a)(b)	24,811,253
517,759	Verizon Communications, Inc.	19,659,309
696,443	Vodafone Group plc - ADR	7,890,699
		120,864,074
	Consumer Discretionary - 1.1%
73,432	Amazon.com, Inc. (a)	8,297,816
	Information Technology - 74.3% (c)
282,261	A10 Networks, Inc.	3,745,603
424,139	ADTRAN Holdings, Inc.	8,304,642
436,547	Advanced Micro Devices, Inc. (a)	27,659,618
244,183	Akamai Technologies, Inc. (a)	19,612,779
1,066,757	Akoustis Technologies, Inc. (a)(b)	3,168,268
814,717	Allot, Ltd. (a)	3,193,691
177,771	Amdocs, Ltd.	14,123,906
269,589	Analog Devices, Inc.	37,564,531
60,147	Apple, Inc.	8,312,315
86,349	Arista Networks, Inc. (a)	9,747,939
15,747	Broadcom, Inc.	6,991,825
162,369	Calix, Inc. (a)	9,927,241
293,625	Cambium Networks Corporation (a)	4,968,135
975,529	Casa Systems, Inc. (a)(b)	3,053,406
1,472,900	Ceragon Networks, Ltd. (a)	2,710,136
139,034	CEVA, Inc. (a)(b)	3,646,862
210,936	Ciena Corporation (a)(b)	8,528,142
198,065	Cisco Systems, Inc.	7,922,600
67,951	Clearfield, Inc. (a)	7,110,393
88,906	Coherent Corporation (a)(b)	3,098,374
513,076	CommScope Holding Company, Inc. (a)	4,725,430
348,903	Comtech Telecommunications Corporation	3,492,519
171,612	Corning, Inc.	4,980,180
75,317	CSG Systems International, Inc.	3,982,763
111,806	CTS Corporation (b)	4,656,720
176,785	Dell Technologies, Inc. - Class C	6,040,743
221,836	DZS, Inc. (a)(b)	2,506,747
2,555,032	Edgio, Inc. (a)	7,102,989
1,270,970	EMCORE Corporation (a)(b)	2,122,520
444,408	Extreme Networks, Inc. (a)(b)	5,808,413
74,853	F5, Inc. (a)	10,833,475
320,799	Focus Universal, Inc. (a)(b)	3,009,095
130,387	GDS Holdings, Ltd. - ADR (a)(b)	2,302,634
594,307	Hewlett Packard Enterprise Company (b)	7,119,798
774,990	Infinera Corporation (a)(b)	3,750,952
2,190,990	Inseego Corporation (a)(b)	4,535,349
215,795	Intel Corporation	5,561,037
87,389	InterDigital, Inc.	3,532,263
43,238	IPG Photonics Corporation (a)(b)	3,647,125
294,111	Juniper Networks, Inc.	7,682,179
184,244	Keysight Technologies, Inc. (a)	28,992,636
171,209	Lattice Semiconductor Corporation (a)	8,425,195
50,910	Lumentum Holdings, Inc. (a)(b)	3,490,899
82,475	MACOM Technology Solutions Holdings, Inc. (a)(b)	4,271,380
623,828	Marvell Technology, Inc.	26,768,459
111,071	MaxLinear, Inc. (a)(b)	3,623,136
126,708	National Instruments Corporation (b)	4,781,960
126,744	NetScout Systems, Inc. (a)	3,969,622
5,256,117	Nokia Corporation - ADR	22,443,620
47,725	NVIDIA Corporation	5,793,338
211,998	NXP Semiconductors NV	31,271,825
78,946	Qorvo, Inc. (a)	6,269,102
320,130	QUALCOMM, Inc.	36,168,287
183,140	Radware, Ltd. (a)	3,990,621
1,513,059	Ribbon Communications, Inc. (a)	3,358,991
218,761	Sierra Wireless, Inc. (a)	6,659,085
87,985	Silicom, Ltd. (a)	3,109,390
135,001	Skyworks Solutions, Inc.	11,511,535
132,608	Switch, Inc. - Class A (b)	4,467,563
3,221,589	Telefonaktiebolaget LM Ericsson - ADR (b)	18,491,921
16,233	Ubiquiti, Inc. (b)	4,765,359
299,573	Viavi Solutions, Inc. (a)	3,909,428
69,032	VMware, Inc. - Class A	7,349,147
		544,665,836
	Real Estate - 7.8%
100,339	American Tower Corporation	21,542,783
80,750	Crown Castle, Inc.	11,672,413
45,172	Digital Realty Trust, Inc.	4,480,159
18,249	Equinix, Inc.	10,380,761
22,523	SBA Communications Corporation	6,411,172
401,479	Uniti Group, Inc.	2,790,279
		57,277,567
	TOTAL COMMON STOCKS (Cost $896,101,228)	731,105,293

	SHORT-TERM INVESTMENTS - 0.2%
1,259,083	First American Government Obligations Fund - Class X, 2.78% (d)	1,259,083
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,259,083)	1,259,083
Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.5%
91,579,486	Mount Vernon Liquid Assets Portfolio, LLC, 3.21% (d)(e)	91,579,486
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $91,579,486)	91,579,486

	TOTAL INVESTMENTS - 112.4% (Cost $988,939,797)	823,943,862
	Liabilities in Excess of Other Assets - (12.4)%	(90,781,426)
	NET ASSETS - 100.0%	$733,162,436

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or part of this security is on loan as of September 30, 2022. The total value of securities on loan is $88,210,909.
(c)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(d)	Rate shown is the annualized seven-day yield as of September 30, 2022.
(e)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).
GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at September 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$731,105,293	$-	$-	$731,105,293
Short-Term Investments	1,259,083	-	-	1,259,083
Investments Purchased with Proceeds from Securities Lending	-	91,579,486	-	91,579,486
Total Investments in Securities	$732,364,376	$91,579,486	$-	$823,943,862

^See Schedule of Investments for breakout of investments by sector classification.

For the period ended September 30, 2022, the Fund did not recognize any transfers to or from Level 3.